Share capital - Authorized and issued (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Share capital authorized	$ 33.0
Common share, shares authorized (in shares)	300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share	$ 0.10
Preference shares, shares authorized (in shares)	30,000,000	30,000,000
Preference shares, par value (in dollars per share)	$ 0.10	$ 0.10